Accrued Expenses and Other Current Liabilities	12 Months Ended
Dec. 31, 2025
Accrued Expenses and Other Current Liabilities [Abstract]
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

15. ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities consisted of the following:

	As of December 31,
	2025	2024
Contingent liabilities of Jinghong Dispute(i)	$26,458	$22,904
Contingent liabilities of Loop Dispute(ii)	15,793	14,677
Payroll payable(iii)	8,138	6,137
Lawsuit provision(iv)	5,159	7,360
Accrued expense	5,472	4,343
Output VAT(v)	661	627
Warranty provisions	—	472
Borrowing from a third party	123	172
Others	370	129
Total	$62,174	$56,821

(i)      On May 18, 2022, Tianjin Jinghong Investment Development Group Co., Ltd. (“Jinghong”) filed proceedings with the Group. And the verdict was issued on July 20, 2023 that the Group was ordered to bear a total amount of approximately RMB162.7 million (US$22.9 million), covering equity transfer consideration, disbursement and other relevant expense, which was recognized in accrued expense and other liabilities as of December 31, 2023. As of December 31, 2024, the amount increased to RMB167.2 million (US$22.9 million) with RMB5.7 million (US$0.8 million) of interests accrued on continuous extensions and repayment of RMB1.2 million (US$0.2 million). As of December 31, 2025, the amount increased to RMB185.0 million (US$26.5 million) with RMB17.8 million (US$2.6 million) of interests accrued on continuous extensions for the year ended December 31, 2025. As of the issuance date of the consolidated financial statements, this amount remains outstanding.

(ii)     On May 3, 2023, a winding up petition was brought by Loop Capital Markets LLC (“Loop Capital”) against ICONIQ before Cayman Grand Court (the “Loop Capital Petition”), claiming a total amount of US$10.1 million and warrants totaling 2 million units pursuant to an engagement letter dated February 11, 2022. The dispute was concluded in January 2025 and the Group was ordered by the arbitrator to pay a total of US$14.7 million to settle all claims and counterclaims. As of December 31, 2025 the amount increased to US$15.8 million with US$1.1 million of interests accrued on continuous extensions for the year ended December 31, 2025. As of the issuance date of the consolidated financial statements, this amount remains outstanding.

(iii)    Payroll payable includes human resource litigation amounting to RMB6.3 million (US$0.8 million), which remained unpaid as of December 31, 2025 and the issuance date of the audited consolidated financial statements.

(iv)    Lawsuit provision represented liabilities accrual for closed and on-going lawsuits the Group did not pay or make settlement. The Group regularly reviews these disputes to determine whether its accruals are adequate. The amount of ultimate loss may differ from these estimates.

In January 2023, NWTN Zhejiang invited Tiancheng Coating System Changzhou Co., Ltd. (“Tiancheng”) to bid for a coating production line project and Tiancheng was orally notified as the winning bidder to claim total amount plus interest of RMB94.7 million in February 2024. As of December 31, 2024, the Group considered to bear the obligation of this payment of RMB47.4 million (US$6.5 million), half of the total claimed amount. Subsequently, Tiancheng filed an appeal against the first-instance judgment. Tiancheng claimed that NWTN Zhejiang shall pay RMB30 million (US$4.3 million) as compensation for relevant losses resulting in reversal of RMB17.4 million (US$2.2 million) of the previous recognized lawsuit provision for the year ended December 31, 2025. As of December 31, 2025 and the issuance date of the audited consolidated financial statements, the second-instance proceedings remain ongoing, the Company considered to bear the obligation of this payment and US$4.3 million has been reflected in lawsuit provision.

Xingjing (Guangzhou) Technology Co., Ltd. (“Xingjing”) alleged that under a system development service contract signed in June 2023 for RMB2.6 million, NWTN Zhejiang paid only the initial 30% installment and defaulted on the remaining payments. Through court mediation on April 29, 2025, the parties agreed that NWTN Zhejiang would pay RMB1.8 million (US$0.3 million) by September 30, 2025; as of December 31, 2025 and the issuance date of the audited consolidated financial statements, this amount remains outstanding.

Anfeirui Engineering Technology (Chengdu) Co., Ltd., Shanghai Zhuolun International Logistics Co., Ltd., Hangzhou Yarui Standard Technology Service Co., Ltd., Shanghai Longchuang Automotive Design Co., Ltd., Shanghai Luanming Automobile Technology Co., Ltd., and Shanghai Xundao New Energy Technology Co., Ltd. provided project management, freight forwarding services, technical standard certification services, mold development, supplied interior and exterior modification and customization services to the Group, respectively. However, they failed to collect the payments and sued the Group for totaling US$0.6 million.

Other than the disputes discussed above, as of December 31, 2025 and the issuance date of the audited consolidated financial statements, there were still seven closed lawsuits or mediation against the Group for unpaid claim amount, penalty and accrued interests with minors amounts, which also have been fully recorded as lawsuit provision. For the years ended December 31, 2024 and 2025, the Group recognized a lawsuit provision of $7.5 million and a reversal of $2.5 million, respectively.

(v)      The amounts of output VAT cannot be offset against input tax, since they are arising from different legal entities.